THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
          CONFIDENTIAL TREATMENT EXPIRED ON OR BEFORE AUGUST 14, 2002.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2001

                Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
----------------------------------------------
(City, State)

May 28, 2003
----------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $100,185 (thousands)

The 5 entries reported on the Information Table attached to this Amendment No.1 are the positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F. Including the positions previously reported publicly, the Manager reports that as of December 31, 2001, it exercised investment discretion over an aggregate of 10 Section 13(f) securities valued at $156,464 (thousands).

List of Other Included Managers:

     None

                                                               AMENDMENT NO.1 TO FORM 13F
                                                                                                                    (SEC USE ONLY)
QTR ENDED: 12/31/01                                      Name of Report Manager:  Sandell Asset Management

        Item 1:                Item 2 :      Item 3:    Item 4:   Item 5:     Item 6:    Item 7:                Item 8:
     Name of Issuer         Title of Class   CUSIP      Fair      Shares or  Investment Managers        Voting Authority (Shares)
                                             Number     Market    Principal  Discretion   See     (a) Sole    (b) Shared   (c) None
                                                        Value     Amount                Instr. V
                                                       (X$1000)
*C.R. Bard Inc.                  COM.       067383-10-9   9,109     142,000 SH  SOLE                 142,000
*Orion Power Holdings Inc.       COM.       686286-10-5  40,742   1,561,000 SH  SOLE               1,561,000
*Rightchoice Managed Care        COM.       76657T-10-2  23,671     338,200 SH  SOLE                 338,200
*Schuler Homes Inc.              COM. CL A  808188-10-6   5,322     268,100 SH  SOLE                 268,100
#Security Capital Group          COM. CL B  81413P-20-4  21,341     841,200 SH  SOLE                 841,200


                                  Value Total:         $100,185

                                  Entry Total:                5


# Confidential treatment expired on August 14, 2002

* Confidential treatment expired on May 15, 2002
